PBHG FUNDS
                          PBHG Class and Advisor Class

                          SUPPLEMENT DATED MAY 5, 2004


         This Supplement updates certain information contained in the currently effective prospectuses for PBHG Class shares and Advisor Class shares of PBHG Funds. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-800-433-0051.

         The following information replaces in its entirety the information contained in the "The Investment Adviser & Sub-Advisers - The Portfolio Managers" section of the prospectus:

"Emerging Growth Fund
Peter J. Niedland, CFA, has managed the Emerging Growth Fund since January 1, 2003. Mr. Niedland joined Pilgrim Baxter's Pilgrim Baxter's investment team in 1993. Mr. Niedland also manages the PBHG Small Cap Growth Portfolio of PBHG Insurance Series Fund. Effective May 3, 2004, James M. Smith, CFA, joined Mr. Niedland as co-manager of the Emerging Growth Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager.

Growth Fund
Michael S. Sutton, CFA and Peter J. Niedland, CFA have managed the Growth Fund since November 2003. Effective May 3, 2004, James M. Smith joined Mr. Sutton and Mr. Niedland as co-manager of the Growth Fund. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham. Mr. Niedland's work experience is discussed under the Emerging Growth Fund. Mr. Smith's work experience is discussed under the Emerging Growth Fund.

Large Cap Growth Fund/Large Cap 20 Fund/Select Growth Fund
Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Growth Fund since April, 2000. Effective as of October, 2001, Gregory P. Chodaczek joined Mr. Sutton as co-manager of Select Growth Fund. Effective May 3, 2004, Mr. Chodaczek joined Mr. Sutton as co-manager of Large Cap Growth and Large Cap 20 Funds. Mr. Sutton's work experience is discussed under the Growth Fund. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

Clipper Focus Fund
A team of PFR's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Small Cap Fund/ Mid-Cap Fund/ Focused Fund
Jerome J. Heppelmann, CFA, has managed the Small Cap, Mid-Cap, and Focused Funds since June, 1999. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the Small Cap, Mid-Cap and Focused Funds. Mr. Heppelmann joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Pilgrim Baxter's investment team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments. Mr. Bell joined Pilgrim Baxter in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies. Prior to joining Pilgrim Baxter, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

Large Cap Fund
Raymond J. McCaffrey, CFA, has managed the Large Cap Fund since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. McCaffrey as co-manager of the Large Cap Fund. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His investment experience also includes positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank. Mr. Bell's work experience is discussed under the Small Cap, Mid-Cap and Focused Funds.

Small Cap Value Fund
Frank H. Reichel, III is the portfolio manager of the PBHG Small Cap Value Fund. Mr. Reichel has over sixteen years of experience managing value and small cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August, 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

Disciplined Equity Fund
A team of Analytic's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Technology & Communications Fund
The Adviser's technology team, led by Michael S. Sutton, Jerome J. Heppelmann, Raymond J. McCaffrey has managed this Fund since August 19, 2002. In November, 2003, James M. Smith was added to the technology team managing the Fund. The work experience of the members of the team is discussed above.

REIT Fund
A team of Heitman's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Strategic Small Company Fund
James M. Smith, CFA, has co-managed the Fund since its inception in 1996. Mr. Smith's work experience is discussed under the Emerging Growth Fund. Mr. Heppelmann has co-managed the Fund since June, 1999. Mr. Heppelmann's work experience is discussed under the Small Cap, Mid-Cap and Focused Funds.

Intermediate Fixed Income Fund
A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

IRA Capital Preservation Fund
A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Cash Reserves Fund
Timothy Smith has managed the Fund since October 22, 2002. Mr. Smith has worked closely with Mr. John Keogh, the Fund's previous portfolio manager, since the Fund's inception in 1995. Mr. Smith is a Vice President of Wellington Management. Mr. Smith also is the Chairman of Wellington Management's Money Market Strategy Group. Prior to joining Wellington Management in 1992, Mr. Smith spent seven years with Fidelity Investments."

                                   PBHG FUNDS
                               Class A and Class C

                          SUPPLEMENT DATED MAY 5, 2004


         This Supplement updates certain information contained in the currently effective prospectus for Class A and Class C shares of PBHG Funds. You should retain your Prospectus and all Supplements for future reference. You may obtain an additional copy of the Prospectus, as supplemented, free of charge, by calling 1-888-724-4669.

         The following information replaces in its entirety the information contained in the "The Investment Adviser & Sub-Advisers - The Portfolio Managers" section of the prospectus:

"Emerging Growth Fund
Peter J. Niedland, CFA, has managed the Emerging Growth Fund since January 1, 2003. Mr. Niedland joined Pilgrim Baxter's Pilgrim Baxter's investment team in 1993. Mr. Niedland also manages the PBHG Small Cap Growth Portfolio of PBHG Insurance Series Fund. Effective May 3, 2004, James M. Smith, CFA, joined Mr. Niedland as co-manager of the Emerging Growth Fund. Mr. Smith joined Pilgrim Baxter in 1993 as a portfolio manager.

Growth Fund
Michael S. Sutton, CFA and Peter J. Niedland, CFA have managed the Growth Fund since November 2003. Effective May 3, 2004, James M. Smith joined Mr. Sutton and Mr. Niedland as co-manager of the Growth Fund. Mr. Sutton is Chief Investment Officer of Pilgrim Baxter. Mr. Sutton joined Pilgrim Baxter in October, 1999 from Loomis, Sayles & Co., where he worked for seven years as a portfolio manager of several large cap growth portfolios. Prior to that, Mr. Sutton was a large cap growth portfolio manager with Stein, Roe & Farnham. Mr. Niedland's work experience is discussed under the Emerging Growth Fund. Mr. Smith's work experience is discussed under the Emerging Growth Fund.

Large Cap Growth Fund/Large Cap 20 Fund/Select Growth Fund
Michael S. Sutton, CFA, has managed the Large Cap Growth and Large Cap 20 Funds since November, 1999. He has managed the Select Growth Fund since April, 2000. Effective as of October, 2001, Gregory P. Chodaczek joined Mr. Sutton as co-manager of Select Growth Fund. Effective May 3, 2004, Mr. Chodaczek joined Mr. Sutton as co-manager of Large Cap Growth and Large Cap 20 Funds. Mr. Sutton's work experience is discussed under the Growth Fund. Mr. Chodaczek joined Pilgrim Baxter in 1998 as a research analyst for Pilgrim Baxter's growth equity investment team, focusing on the research of large cap growth equities. Prior to joining Pilgrim Baxter, Mr. Chodaczek was a Senior Financial Analyst for Scientific Atlanta, Inc. in Atlanta, Georgia.

Clipper Focus Fund
A team of PFR's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Small Cap Fund/ Mid-Cap Fund/ Focused Fund
Jerome J. Heppelmann, CFA, has managed the Small Cap, Mid-Cap, and Focused Funds since June, 1999. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. Heppelmann as co-manager of the Small Cap, Mid-Cap and Focused Funds. Mr. Heppelmann joined Pilgrim Baxter in 1994 as a Vice President of Marketing/ Client Service and since 1997 has been a member of Pilgrim Baxter's investment team. Prior to joining Pilgrim Baxter, Mr. Heppelmann worked in the Investment Advisory Group for SEI Investments. Mr. Bell joined Pilgrim Baxter in 2001 as a research analyst focusing on financials, utilities and gaming/leisure companies. Prior to joining Pilgrim Baxter, Mr. Bell worked for six years as a commercial banker at Allfirst Bank.

Large Cap Fund
Raymond J. McCaffrey, CFA, has managed the Large Cap Fund since June, 1999. He joined Pilgrim Baxter as a portfolio manager and analyst in 1997. Effective May 3, 2004, James B. Bell, III, CFA, joined Mr. McCaffrey as co-manager of the Large Cap Fund. Prior to joining Pilgrim Baxter, Mr. McCaffrey worked for 2 years as a portfolio manager and analyst at Pitcairn Trust Company. His investment experience also includes positions at Cypress Capital Management, Independence Capital Management and Fidelity Bank. Mr. Bell's work experience is discussed under the Small Cap, Mid-Cap and Focused Funds.

Small Cap Value Fund
Frank H. Reichel, III is the portfolio manager of the PBHG Small Cap Value Fund. Mr. Reichel has over sixteen years of experience managing value and small cap value portfolios. Mr. Reichel has worked as a portfolio manager for TS&W since August, 2000. Prior to joining TS&W, Mr. Reichel worked for seven years as a portfolio manager at Stratton Management Company.

Disciplined Equity Fund
A team of Analytic's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Technology & Communications Fund
The Adviser's technology team, led by Michael S. Sutton, Jerome J. Heppelmann, Raymond J. McCaffrey has managed this Fund since August 19, 2002. In November, 2003, James M. Smith was added to the technology team managing the Fund. The work experience of the members of the team is discussed above.

REIT Fund
A team of Heitman's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI.

Strategic Small Company Fund
James M. Smith, CFA, has co-managed the Fund since its inception in 1996. Mr. Smith's work experience is discussed under the Emerging Growth Fund. Mr. Heppelmann has co-managed the Fund since June, 1999. Mr. Heppelmann's work experience is discussed under the Small Cap, Mid-Cap and Focused Funds.

Intermediate Fixed Income Fund
A team of Dwight's investment professionals has primary responsibility for the day-to-day management of the Fund. For more information on the composition of the team managing the Fund, please see the SAI."